ADVISER MANAGED TRUST

Tactical Offensive Fixed Income Fund
(the "Fund")

Supplement Dated June 5, 2020
to the Prospectus, dated November 30, 2019, as restated on March 18, 2020 (the "Prospectus")
and Statement of Additional Information, dated November 30, 2019, as amended on
December 20, 2019 (the "SAI")

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 5, 2020, Erin Garrett no longer serves as a portfolio manager to the Fund. As such, all references to "Erin Garrett" are hereby deleted.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1282 (6/20)